Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Total revenue	$ 673,653	$ 558,930	$ 1,432,297	$ 1,204,231	$ 916,201
Adjusted EBITDA	123,158	76,793	287,528	189,033	130,047
Interest expense	46,649	41,213	83,757	86,742	56,443
Total capital expenditures	91,669	43,379	88,950	76,162	65,999
Depreciation, depletion and amortization	68,938	52,749	118,321	86,955	72,217
Total depreciation, depletion, amortization and accretion	69,768	53,512	119,723	87,826	72,934
Accretion	830	763	1,402	871	717
Total assets	2,701,478		2,395,162	1,712,653	1,234,414
Initial public offering costs	24,751	28,296	28,296
Loss on debt financings		31,672	71,631		3,115
Goodwill impairment			0		68,202
Acquisition transaction expenses	3,606	7,740	9,519	8,554	3,990
Management fees and expenses		1,046	1,046	4,933	2,620
Non-cash compensation	5,065	2,569	5,448	2,235	2,315
(Gain) loss on disposal and impairment of assets			(16,561)	8,735	12,419
Other			2,991	3,344	13,807
Income (loss) from operations before taxes	(29,689)	(90,084)	(18,322)	(13,336)	(105,798)
Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue	122,943	99,474
Cement [Member]
Segment Reporting Information [Line Items]
Total revenue	98,504	38,673
Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue	177,466	159,274
Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue	88,634	90,391
Paving And Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	105,634	104,810
West Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	349,994	335,742
East Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	210,054	175,003
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	89,347	41,475	83,315	71,629	62,639
Total depreciation, depletion, amortization and accretion	68,491	52,454	117,408	86,358	72,468
Total assets	2,691,159		2,210,607	1,689,428	1,219,649
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue			296,960	227,885	159,508
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue			181,901	94,402	80,757
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue			350,554	274,970	112,878
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue			292,193	278,867	220,060
Operating Segments [Member] | Paving And Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue			504,459	530,297	478,280
Operating Segments [Member] | West Segment [Member]
Segment Reporting Information [Line Items]
Total revenue			804,503	665,716	426,195
Adjusted EBITDA	63,864	51,690	150,764	102,272	42,300
Total capital expenditures	49,645	18,037	39,896	31,968	21,856
Total depreciation, depletion, amortization and accretion	32,222	24,722	53,727	33,271	24,167
Total assets	929,077		821,479	771,234	376,190
Operating Segments [Member] | East Segment [Member]
Segment Reporting Information [Line Items]
Total revenue			432,310	432,942	398,302
Adjusted EBITDA	38,847	26,081	92,303	73,822	67,146
Total capital expenditures	26,874	15,753	26,268	23,702	15,189
Total depreciation, depletion, amortization and accretion	22,741	$ 19,495	38,923	38,035	36,489
Total assets	$ 878,577		545,187	553,843	482,380
Operating Segments [Member] | Cement Segment [Member]
Segment Reporting Information [Line Items]
Total revenue			195,484	105,573	91,704
Adjusted EBITDA			74,845	35,133	36,647
Total capital expenditures			17,151	15,959	25,594
Total depreciation, depletion, amortization and accretion			24,758	15,052	11,812
Total assets			843,941	364,351	361,079
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA			(30,384)	(22,194)	(16,046)
Total capital expenditures			5,635	4,533	3,360
Total depreciation, depletion, amortization and accretion			2,315	1,468	466
Total assets			184,555	23,225	14,765
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue			$ (193,770)	$ (202,190)	$ (135,282)